Options Issued to Employees (Summary of Unvested Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares
Outstanding	905,816
Unvested Options [Member]
Number of shares
Outstanding	103,300	437,004	309,900
Granted during the period			483,016
Vested during the period	(103,300)	(333,704)	(339,808)
Forfeited during the period			(16,104)
Outstanding		103,300	437,004
Expected to vest thereafter
Weighted Average Fair Value
Outstanding	$ 3.48	$ 2.32	$ 3.53
Granted during the period			1.41
Vested during the period	$ 3.53	$ 1.96	2.16
Forfeited during the period			1.72
Outstanding		$ 3.48	$ 2.32
Expected to vest thereafter